Consolidating Financial Statements - Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidating Financial Statements
Consolidated net income (loss)	$ 9,242	$ (13,452)	$ (28,216)
Gain on minimum pension liability, net of tax	1,188	339	897
Total other comprehensive income	1,188	339	897
Comprehensive income (loss)	10,430	(13,113)	(27,319)
Comprehensive income attributable to noncontrolling interest	414	308	432
Comprehensive income (loss) attributable to Universal Hospital Services, Inc. and Subsidiaries	10,016	(13,421)	(27,751)
Consolidating Adjustments
Consolidating Financial Statements
Consolidated net income (loss)	(4,192)	(2,754)	(1,692)
Comprehensive income (loss)	(4,192)	(2,754)	(1,692)
Comprehensive income (loss) attributable to Universal Hospital Services, Inc. and Subsidiaries	(4,192)	(2,754)	(1,692)
Parent Issuer UHS | Reportable Legal Entities
Consolidating Financial Statements
Consolidated net income (loss)	9,242	(13,452)	(28,216)
Gain on minimum pension liability, net of tax	1,188	339	897
Total other comprehensive income	1,188	339	897
Comprehensive income (loss)	10,430	(13,113)	(27,319)
Comprehensive income (loss) attributable to Universal Hospital Services, Inc. and Subsidiaries	10,430	(13,113)	(27,319)
Subsidiary Guarantors | Reportable Legal Entities
Consolidating Financial Statements
Consolidated net income (loss)	4,192	2,754	1,692
Comprehensive income (loss)	4,192	2,754	1,692
Comprehensive income attributable to noncontrolling interest	414	308	432
Comprehensive income (loss) attributable to Universal Hospital Services, Inc. and Subsidiaries	$ 3,778	$ 2,446	$ 1,260